Provision for contingencies (Detils Text) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Provision For Contingencies Details Text [Abstract]
Tax lawsuits classified as possible losses, for which no provision was recognized	R$ 50,978	R$ 25,800